SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Q3) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Cash equivalents	$ 0	$ 0	$ 0
Unrecognized tax benefits	0	0
Accrued for interest and penalties amount	0	$ 0
Shares excluded in the calculation of diluted loss per share		11,825,000
Cash, FDIC Insured Amount	$ 250,000	$ 250,000
New Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded in the calculation of diluted loss per share	11,825,000	11,825,000